DERIVATIVE LIABILITIES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
DERIVATIVE LIABILITIES
Derivative liabilities at Beginning	$ 164,834	$ 1,617,774	$ 2,886,965
Addition to liabilities for new debt	154,822
Decrease due to conversion/assignment	(70,296)	(941,036)	(4,911,611)
Addition to liabilities for new debt/subscription		270,354	463,720
Change in fair value	(40,022)	(782,258)	2,468,342
Derivative liabilities at Ending	$ 209,338	164,834	1,617,774
Addition to liabilities for Exchange Agreement		0	1,485,000
Decrease due to exercise/surrender of warrants		$ 0	$ (774,642)